Accrued Liabilities and Other Payables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Table Text Block]
Accrued liabilities and other payables consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Other payables	$155,146	$30,011
Salary payable	413,791	497,257
Franchising subsidy	173,997	187,758
Accrued expenses	182,996	119,102

Total	$925,930	$834,128

Accrued liabilities and other payables consisted of the following at December 31, 2011 and 2010:

	2011	2010
Other payables	$30,011	$151,182
Salary payable	497,257	669,710
Franchising subsidy	187,758	121,914
Accrued expenses	119,102	122,615

Total	$834,128	$1,065,421